LONG-TERM DEBT, NET (2015 Credit Facilities) - Additional Information (Detail) $ in Thousands, $ in Thousands				12 Months Ended
	May 07, 2020 USD ($)	Apr. 29, 2020 USD ($)	Jun. 29, 2015 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2022 HKD ($)	May 07, 2020 HKD ($)	May 06, 2020 USD ($)	May 06, 2020 HKD ($)	Apr. 29, 2020 HKD ($)	Jun. 29, 2015 HKD ($)
Long-Term Debt [Line Items]
Total outstanding borrowings				$ 8,449,459	$ 6,599,949
Amount available for future drawdown				71,838
Loss on extinguishment of debt				0	28,817	$ 19,952
Costs associated with debt modification				0	0	310
2015 Credit Facilities [Member] | Term Loan Facility [Member]
Long-Term Debt [Line Items]
Credit facility, maximum borrowing capacity			$ 500,000									$ 3,900,000
Total outstanding borrowings	$ 129			128			$ 1,000	$ 1,000
2015 Credit Facilities [Member] | Revolving Credit Facility [Member]
Long-Term Debt [Line Items]
Credit facility, maximum borrowing capacity	128		1,250,000					1,000				9,750,000
Total outstanding borrowings							0
Amount available for future drawdown				128			$ 1,000
Loan commitment fees recognized				$ 1	1	1,512
Revolving credit facility, cash collateral	$ 273							$ 2,130
2015 Credit Facilities [Member] | Total Credit Facility [Member]
Long-Term Debt [Line Items]
Credit facility, maximum borrowing capacity			$ 1,750,000									13,650,000
Loss on extinguishment of debt						1,236
Costs associated with debt modification						310
2015 Credit Facilities [Member] | Total Credit Facility [Member] | Extended Maturity [Member]
Long-Term Debt [Line Items]
Maturity date				Jun. 24, 2022
2015 Credit Facilities [Member] | Total Credit Facility [Member] | Hong Kong Interbank Offered Rate HIBOR [Member]
Long-Term Debt [Line Items]
Interest rate margin per annum added to applicable variable rate	1.00%
2015 Credit Facilities [Member] | Total Credit Facility [Member] | Hong Kong Interbank Offered Rate HIBOR [Member] | Minimum [Member]
Long-Term Debt [Line Items]
Interest rate margin per annum added to applicable variable rate			1.25%
2015 Credit Facilities [Member] | Total Credit Facility [Member] | Hong Kong Interbank Offered Rate HIBOR [Member] | Maximum [Member]
Long-Term Debt [Line Items]
Interest rate margin per annum added to applicable variable rate			2.50%
2011 Credit Facilities [Member] | Total Credit Facility [Member]
Long-Term Debt [Line Items]
Credit facility, maximum borrowing capacity			$ 1,203,362									$ 9,362,160
2020 Credit Facilities [Member] | Revolving Credit Facility [Member]
Long-Term Debt [Line Items]
Credit facility, maximum borrowing capacity		$ 1,915,947									$ 14,850,000
Maturity date				Apr. 29, 2025
Total outstanding borrowings				$ 1,899,203					$ 352,189	$ 2,730,000
Amount available for future drawdown				0
Loan commitment fees recognized				$ 5,978	$ 10,613	$ 6,022
2020 Credit Facilities [Member] | Revolving Credit Facility [Member] | Hong Kong Interbank Offered Rate HIBOR [Member] | Minimum [Member]
Long-Term Debt [Line Items]
Interest rate margin per annum added to applicable variable rate		1.00%
2020 Credit Facilities [Member] | Revolving Credit Facility [Member] | Hong Kong Interbank Offered Rate HIBOR [Member] | Maximum [Member]
Long-Term Debt [Line Items]
Interest rate margin per annum added to applicable variable rate		2.00%